Financial risk management - Interest rate risk (Details) - Interest rate risk - Fixed interest rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 2,141,801	$ 2,151,513
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 100,500	104,800
Unsecured notes
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	1,985,660	1,983,374
Other limited recourse debt facilities
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 156,141	$ 168,139